Business Combinations (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 03, 2010 Polimaster	Oct. 07, 2011 E.A. Juffali & Brothers Company Limited	Dec. 31, 2012 Glasforms, Inc.	Dec. 19, 2012 Glasforms, Inc.	Jan. 18, 2013 Spartech Corporation	Oct. 23, 2012 Spartech Corporation	Dec. 31, 2012 ColorMatrix	Dec. 21, 2011 ColorMatrix	Jan. 03, 2011 Uniplen	Dec. 31, 2011 Term Loan ColorMatrix	Dec. 31, 2012 Selling and administrative expense	Dec. 31, 2011 Selling and administrative expense ColorMatrix
Business Acquisition [Line Items]
Revenue reported by acquired entity for last annual period									$ 51.1
Consideration transferred										33.8
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents										1.2			1.9
Acquisition, net of cash acquired														1.9
Identifiable intangible assets										10.7					2.8
Cash paid per share of Spartech (in dollars per share)												$ 2.67
Polyone shares per Spartech share												0.3167
Estimated purchase price											438
Acquisition costs related to this acquisition	2.0	4.5	1.0														3.9	3.3
Acquisition purchase price in cash							3.3							486.1	21.8
Potential consideration based on performance metrics, time period															3 years
Net proceeds from senior secured term loan				0	285.5	353.6										285.5
Percentage of ownership								51.00%
Goodwill	$ 405.5	$ 395.5		$ 405.5	$ 395.5	$ 164.1				$ 10.0					$ 6.3